                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
                            RETURN HIGHLIGHTS       4

                        PORTFOLIO AT A GLANCE
                               CREDIT QUALITY       6
                   SIX-MONTH DIVIDEND HISTORY       6
                             TOP FIVE SECTORS       7
             NET ASSET VALUE AND MARKET PRICE       7
              Q&A WITH YOUR PORTFOLIO MANAGER       8
                            GLOSSARY OF TERMS      11

                               BY THE NUMBERS
                     YOUR TRUST'S INVESTMENTS      12
                         FINANCIAL STATEMENTS      29
                NOTES TO FINANCIAL STATEMENTS      34
                   DIVIDEND REINVESTMENT PLAN      38



    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      40

Given the market's ups and downs-- diversifying has never been more important.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
May 20, 2002

Dear Shareholder,

We seem to be at an economic crossroads--good news about the economy and earnings have been offset by escalating concerns abroad. Given the market's ups and downs, taking steps so your portfolio can be properly diversified has never been more important. So how do you decide what to do next?

Contact your financial advisor.

Your financial advisor can help you review your current asset allocation and determine whether it remains appropriate for your goals, risk tolerance and time horizon. Remember, while no portfolio is immune to volatility, owning a variety of stock and fixed-income investments may help manage your portfolio's overall risk and improve its long-term performance potential. When reviewing your investment selections with your financial advisor, be sure to keep your long-term goals in mind--don't let short-term volatility distract you from your long-term retirement planning and investment goals.

                  Thank you for your continued trust in Van Kampen. We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily pleasures.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY
ECONOMIC DATA RELEASED IN APRIL 2002 DEPICTED AN ECONOMY ON THE PATH OF RECOVERY, BUT MANY MARKET OBSERVERS AND ANALYSTS WERE SLOW TO VIEW RECENT DEVELOPMENTS--SUCH AS IMPROVED PRODUCTIVITY AND STRONG GROWTH--POSITIVELY.

UNEMPLOYMENT DATA, RELEASED EARLY IN THE MONTH, REVEALED NEW JOBS HAD BEEN ADDED TO THE ECONOMY--ALBEIT AT A SUBDUED PACE. THE BELEAGUERED MANUFACTURING SECTOR REPORTED FACTORY PRODUCTION LEVELS THAT WERE CONSISTENT WITH RECENT INCREASES. HOUSING STARTS, ALTHOUGH STILL AT HISTORICALLY HIGH LEVELS, RETREATED MORE THAN ANALYSTS HAD ANTICIPATED. AT THE SAME TIME, RETAIL SALES CONTINUED TO DISPLAY SURPRISING STRENGTH.

CONTENT WITH WHAT THEY PERCEIVED TO BE GOOD--BUT NOT-GOOD-ENOUGH--RESULTS, THESE SAME MARKET OBSERVERS AND ANALYSTS SEEMED SURPRISED WHEN FIRST QUARTER GROSS DOMESTIC PRODUCT, THE PRIMARY MEASURE OF ECONOMIC GROWTH, CAME IN AT A STRONGER-THAN-EXPECTED 5.6 PERCENT.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(March 31, 2000--March 31, 2002)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Mar 00                                                                            4.8%
Jun 00                                                                            5.7%
Sep 00                                                                            1.3%
Dec 00                                                                            1.9%
Mar 01                                                                            1.3%
Jun 01                                                                            0.3%
Sep 01                                                                           -1.3%
Dec 01                                                                            1.7%
Mar 02                                                                            5.6%

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(April 30, 2000--April 30, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Apr 00                                                                      6.00                               3.10
                                                                            6.50                               3.20
                                                                            6.50                               3.70
Jul 00                                                                      6.50                               3.70
                                                                            6.50                               3.40
                                                                            6.50                               3.50
Oct 00                                                                      6.50                               3.40
                                                                            6.50                               3.40
                                                                            6.50                               3.40
Jan 01                                                                      5.50                               3.70
                                                                            5.50                               3.50
                                                                            5.00                               2.90
Apr 01                                                                      4.50                               3.30
                                                                            4.00                               3.60
                                                                            3.75                               3.20
Jul 01                                                                      3.75                               2.70
                                                                            3.50                               2.70
                                                                            3.00                               2.60
Oct 01                                                                      2.50                               2.10
                                                                            2.00                               1.90
                                                                            1.75                               1.60
Jan 02                                                                      1.75                               1.10
                                                                            1.75                               1.10
                                                                            1.75                               1.50
Apr 02                                                                      1.75                               1.60

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2002)

-------------------------------
NYSE Ticker Symbol - VGM
-------------------------------

-----------------------------------------------------------------------
Six-month total return(1)                                     4.93%
-----------------------------------------------------------------------
One-year total return(1)                                      8.91%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      6.61%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       7.47%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  7.07%
-----------------------------------------------------------------------
Commencement date                                          01/24/92
-----------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                      6.82%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                 11.11%
-----------------------------------------------------------------------
Preferred share (Series A) rate(4)                           1.570%
-----------------------------------------------------------------------
Preferred share (Series B) rate(4)                           1.400%
-----------------------------------------------------------------------
Preferred share (Series C) rate(4)                           1.460%
-----------------------------------------------------------------------
Preferred share (Series D) rate(4)                           1.620%
-----------------------------------------------------------------------
Net asset value                                              $16.82
-----------------------------------------------------------------------
Closing common share market price                            $14.96
-----------------------------------------------------------------------
Six-month high common share market price (11/12/01)          $15.56
-----------------------------------------------------------------------
Six-month low common share market price (12/18/01)           $14.16
-----------------------------------------------------------------------

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming a 38.6% federal income tax rate.

(4) See "Notes to Financial Statements" footnote #4, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of April 30, 2002
- AAA/Aaa............  69.8%   [PIE CHART]
- AA/Aa..............  10.0%
- A/A................  15.8%
- BBB/Baa............   3.8%
- BB/Ba..............   0.6%
As of October 31, 2001
- AAA/Aaa............  65.9%   [PIE CHART]
- AA/Aa..............   8.1%
- A/A................  18.4%
- BBB/Baa............   4.4%
- BB/Ba..............   2.7%
- Non-Rated..........   0.5%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

SIX-MONTH DIVIDEND HISTORY

(for the six months ending April 30, 2002, for common shares)

[BAR GRAPH]

                                                                         DIVIDENDS                        CAPITAL GAINS
                                                                         ---------                        -------------
11/01                                                                      0.0780
12/01                                                                      0.0780                             0.2134
1/02                                                                       0.0825
2/02                                                                       0.0850
3/02                                                                       0.0850
4/02                                                                       0.0850

The dividend history represents dividends that were paid on the trust and is no guarantee of the trust's future dividends.

TOP FIVE SECTORS

(as a percentage of long-term investments)
[BAR GRAPH]

                                                                       APRIL 30, 2002                    OCTOBER 31, 2001
                                                                       --------------                    ----------------
General Purpose                                                            21.5%                              20.0%
Transportation                                                             10.3%                               9.7%
Public Education                                                            9.1%                               9.5%
Health Care                                                                 8.9%                               9.3%
Public Building                                                             8.3%                               8.3%

Subject to change daily.

NET ASSET VALUE AND MARKET PRICE

(based upon quarter-end values--April 1992 through April 2002)
[LINE GRAPH]

                                                                      NET ASSET VALUE                      MARKET PRICE
                                                                      ---------------                      ------------
4/92                                                                      15.1800                            14.6250
                                                                          15.8500                            15.1250
                                                                          16.1300                            15.3750
12/92                                                                     16.0500                            15.3750
                                                                          16.9100                            16.3750
                                                                          17.3900                            16.5000
                                                                          18.0900                            17.2500
12/93                                                                     17.9100                            16.8750
                                                                          16.1100                            15.2500
                                                                          15.8400                            15.6250
                                                                          15.5700                            14.2500
12/94                                                                     14.8500                            13.7500
                                                                          16.0800                            15.3750
                                                                          16.1600                            15.3750
                                                                          16.3200                            15.2500
12/95                                                                     17.1300                            15.7500
                                                                          16.3800                            15.8750
                                                                          16.1400                            15.0625
                                                                          16.4400                            15.8750
12/96                                                                     16.6900                            15.3750
                                                                          16.3100                            15.0000
                                                                          16.8500                            15.8125
                                                                          17.2600                            16.3750
12/97                                                                     17.5300                            16.3750
                                                                          17.4600                            16.3750
                                                                          17.4600                            16.2500
                                                                          17.8700                            17.1875
12/98                                                                     17.4800                            17.3750
                                                                          17.3000                            16.6875
                                                                          16.5700                            15.5620
                                                                          16.0000                            14.5000
12/99                                                                     15.4200                            13.0000
                                                                          15.8200                            13.3125
                                                                          15.7700                            13.4375
                                                                          16.0200                            13.6875
12/00                                                                     17.0000                            14.1600
                                                                          17.1200                            14.8000
                                                                          16.9000                            14.6100
                                                                          17.2600                            14.7500
12/01                                                                     16.5400                            14.5600
                                                                          16.4100                            14.7500
04/02                                                                     16.8200                            14.9600

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Market price is influenced by a range of factors, including supply and demand and market conditions.

                                                                         [PHOTO]

Q&A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGER FOR THE VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT
SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX-MONTH PERIOD ENDING APRIL 30, 2002. THOMAS M. BYRON, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 1997 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1981. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The market over the past six
months has been driven by shifting expectations about the future growth of the economy. As economic indicators wavered between encouraging and disappointing evidence of a sustained recovery, investors responded by driving yields in diverging directions from one month to the next. The result was a decidedly choppy market.

    In November and December of 2001, the first two months of the period, investors appeared to assume an imminent economic recovery. Fears that credit demand and inflation would soon rise in tandem with the economy's improving strength drove yields up across the market.

    Those fears were allayed in the first two months of 2002 as economic indicators began to be more mixed. Investors began to sense that the economy's recovery, and the concurrent upward pressure on interest rates, might not occur as quickly as they had previously anticipated. The resulting market rally sent yields lower in January and February as Wall Street economists pushed back their timetable for future Federal Reserve ("Fed") tightening.

    The next two months saw even sharper reversals of fortune for the municipal bond market. In March, the market posted one of its worst months of the past 20 years in the wake of unexpectedly strong employment and manufacturing numbers. The market then rallied strongly in April as continued volatility in the equity market caused investors to turn to the perceived relative safety of tax-exempt bonds.

    While yields were volatile during the period, we believe the municipal market on the whole remained fairly well balanced between supply and demand. Municipalities continued to take advantage of low interest rates by issuing new bonds, and issuance overall was up 10 percent for the first three months of 2002 compared to the same period one year earlier. Retail investors continued to show strong demand for the asset class as an alternative to volatile equity returns.

    The portfolio continued to offer a competitive level of tax-exempt income. The trust's monthly dividend of $0.0850 per share translated to a distribution rate of 6.82 percent based on the trust's closing common share market price on April 30, 2002. Based on these figures, investors would have to earn a distribution rate of 11.11 percent on a taxable investment (for an investor in the 38.6 percent federal income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months ending April 30, 2002, the trust produced a total return of 4.93 percent based on common share market price. This reflects an increase in common share market price from $14.94 per share on October 31, 2001 to $14.96 per share on April 30, 2002.

    Past performance is no guarantee of future results. As a result of recent market activity, current performance may vary from the figures shown. Investment return and principal value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 1.08 percent for the same period. This index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional performance results, please refer to the chart and footnotes on page 4.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN THIS ENVIRONMENT?

A   Much of our activity in this trust
centered around taking profits from successful positions and redeploying those assets into securities that we felt were likely to produce strong performance going forward. For example, in recent years we purchased several discount-coupon bonds that we anticipated would benefit from changes in the market's structure. Those bonds appreciated considerably as interest rates fell, and got an extra boost when they became desirable to retail investors. We sold these positions when they had reached their price targets in an attempt to lock those gains into the portfolio.

    The resulting assets were put to work in bonds that we felt offered better characteristics for the next phase of the market. In some instances we looked for bonds with similar or slightly higher coupons and better structural characteristics. We also favored selected intermediate-maturity, premium-coupon bonds that trade to their call date. These bonds have historically offered the dual benefits of strong income as well as moderate vulnerability to changes in interest rates, and may help the portfolio in times when interest rates are rising.

    We have also increased the trust's credit quality, with AAA rated holdings up by nearly 4 percent over the period. We funded much of this increase with the sale of lower-rated bonds. With expectations for the economy turning to its eventual recovery, we have felt for a while that interest rates were likely to rise once a recovery was firmly underway. Rising rates could in turn put pressure on lower-rated paper with higher yields. We moved to insulate the portfolio from this potential volatility by selling positions that had appreciated to the point where we believed they no longer offered compelling relative value. For example, we reduced the trust's exposure to hospital bonds that had met or exceeded our performance expectations.

    In the wake of September 11, bonds backed by airline revenues have been among the hardest hit. While some of the trust's holdings have further potential for appreciation, we moved to trim exposure to those bonds that seemed unlikely to improve.

    The portfolio also experienced a fair amount of call activity. The trust was formed roughly ten years ago, and has many of its original holdings. These bonds were issued in a period of higher interest rates, and as a result are especially attractive candidates for refinancing in the current, lower interest-rate environment. We will continue to monitor these holdings and will attempt to minimize any adverse impact by selectively replacing callable issues when the market offers what we believe are more attractive opportunities elsewhere.

    Finally, we have implemented an ongoing strategy to attempt to enhance the efficiency of the trust's portfolio. Our primary means of achieving this has been to try to streamline the portfolio wherever possible by reducing the number of names and increasing position sizes. This should benefit the portfolio by boosting liquidity and keeping transaction costs low. It may also allow us greater flexibility to establish and trade around positions that correspond to our investment goals.

Q   WHAT IS YOUR OUTLOOK FOR THE
    MUNICIPAL MARKET?

A   We will continue to watch the
economy for any acceleration in growth that could cause the Fed to boost rates. With interest rates this low, it may be difficult to keep inflationary fears out of the picture for long. As a result, we expect that there will be increasing pressure on the Fed to act in the coming months, which may drive yields higher, particularly on the short end of the curve.

    For the municipal market, we expect that issuance will remain steady. Rising interest rates could put a damper on refinancing activity, but voters in most areas appear to be amenable to ballot initiatives that result in debt financing. We anticipate that equity market sentiment may continue to be a key driver of investor appetite for municipal bonds. In our view, as long as stocks remain volatile, the municipal market is likely to continue to enjoy positive inflows.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

COUPON RATE: The stated rate of interest a bond pays on an annual basis, expressed as a percentage of its face value.

CREDIT RATING: An evaluation of a bond issuer's credit history and capability of repaying debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

DISCOUNT BOND: A bond whose market price is lower than its face value or "par value". Because bonds usually mature at face value, a discount bond has more potential to appreciate in price than a par bond does.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, which is the central bank of the United States. Its policy-making committee, called the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

PREMIUM BOND: A bond whose market price is above its face value, or "par value." Because bonds usually mature at face value, a premium bond has less potential to appreciate in price than a par bond.

SECTOR: A group of securities that are similar with respect to industry, maturity, credit rating, or coupon.

YIELD CURVE: The pattern that results from viewing the yields of U.S. Treasury securities maturing in 1, 5, 10, and 30 years. When grouped together and graphed, a pattern of increasing yield is often reflected as the time to maturity extends. This pattern creates an upward sloping "curve." A "flat" yield curve represents little difference between short- and long-term interest rates, while a "negative" yield curve represents decreasing yields as the time to maturity extends.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           MUNICIPAL BONDS  153.2%
           ALABAMA  1.7%
$ 1,000    Birmingham Baptist Med Ctr AL
           Baptist Hlth Sys Ser A..................... 5.875%   11/15/24   $   1,000,360
  1,750    Courtland, AL Indl Dev Brd Solid Waste Disp
           Rev Champion Intl Corp Proj Ser A.......... 6.500    09/01/25       1,789,672
  2,000    Jefferson Cnty, AL Swr Rev Cap Impt Wts Ser
           A (FGIC Insd).............................. 5.000    02/01/41       1,890,580
  3,000    Jefferson Cnty, AL Wts Ser A (AMBAC
           Insd)...................................... 5.000    04/01/09       3,201,150
                                                                           -------------
                                                                               7,881,762
                                                                           -------------
           ARIZONA  3.2%
  5,000    Mesa, AZ Util Sys Rev Rfdg (FGIC Insd)..... 5.250    07/01/14       5,399,300
  2,800    Phoenix, AZ Civic Impt Corp Jr Lien (FGIC
           Insd) (a).................................. 5.375    07/01/29       2,776,060
  4,375    Salt River Proj AZ Agric Impt Salt River
           Proj Ser A Rfdg............................ 5.250    01/01/06       4,697,919
  1,750    Scottsdale, AZ Indl Dev Auth Hosp Rev
           Scottsdale Hlthcare........................ 5.800    12/01/31       1,753,185
                                                                           -------------
                                                                              14,626,464
                                                                           -------------
           ARKANSAS  1.5%
  1,500    Arkansas St Dev Fin Auth Hosp Rev
           Washington Regl Med Cent................... 7.375    02/01/29       1,567,590
  5,000    Blytheville, AR Solid Waste Recycling & Swr
           Treatment Rev Nucor Corp Proj.............. 6.900    12/01/21       5,130,750
                                                                           -------------
                                                                               6,698,340
                                                                           -------------
           CALIFORNIA  4.5%
  2,895    ABC CA Uni Sch Dist Cap Apprec Ser B (FGIC
           Insd)......................................   *      08/01/20       1,074,392
  2,000    ABC CA Uni Sch Dist Cap Apprec Ser B (FGIC
           Insd)......................................   *      08/01/23         615,200
  1,300    Anaheim, CA Pub Fin Auth Lease Rev Pub Impt
           Proj Ser C (FSA Insd)...................... 6.000    09/01/16       1,488,682
  3,250    Cabrillo, CA Uni Sch Dist Cap Apprec Ser A
           (AMBAC Insd)...............................   *      08/01/17       1,472,380
  5,000    Desert Hosp Dist CA Hosp Rev Com Part
           (Prerefunded @ 07/23/02) (FSA Insd)........ 6.392    07/28/20       5,160,450

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           CALIFORNIA (CONTINUED)
$ 2,000    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Cap Apprec Rfdg (MBIA Insd)............   *      01/15/17   $     896,020
 20,750    Foothill/Eastern Corridor Agy CA Toll Rd
           Rev Sr Lien Ser A (Escrowed to Maturity)...   *      01/01/23       6,659,090
  3,000    Temecula, CA Redev Agy Tax Temecula Redev
           Proj No 1 (MBIA Insd) (a).................. 5.250%   08/01/36       2,983,680
                                                                           -------------
                                                                              20,349,894
                                                                           -------------
           COLORADO  1.8%
  1,000    Arapahoe Cnty, CO Cap Impt Trust Fund Hwy
           Rev E-470 Proj Ser B (Prerefunded @
           08/31/05).................................. 6.950    08/31/20       1,156,320
  2,000    Aurora, CO Ctfs Part (AMBAC Insd).......... 5.500    12/01/30       2,054,260
  1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
           Initiatives................................ 5.250    09/01/21         988,560
  1,125    Colorado Hlth Fac Auth Rev Hosp Portercare
           Adventist Hlth............................. 6.500    11/15/31       1,169,989
    286    Colorado Hsg Fin Auth Single Family Pgm Sr
           Ser B1..................................... 7.650    11/01/26         305,211
    715    Colorado Hsg Fin Auth Single Family Pgm Sr
           Ser B2..................................... 7.450    11/01/27         748,605
  1,805    Lakewood, CO Ctfs Part (AMBAC Insd)........ 5.300    12/01/16       1,886,297
                                                                           -------------
                                                                               8,309,242
                                                                           -------------
           CONNECTICUT  0.4%
  1,830    Connecticut St Spl Oblig Pkg Rev Bradley
           Intl Arpt Ser A (ACA Insd)................. 6.600    07/01/24       1,917,822
                                                                           -------------

           DISTRICT OF COLUMBIA  0.4%
  1,600    District of Columbia Ser E (Prerefunded @
           06/01/03) (FSA Insd)....................... 6.000    06/01/13       1,682,272
                                                                           -------------

           FLORIDA  11.7%
 16,490    Dade Cnty, FL Spl Oblig Cap Apprec Ser B
           Rfdg (Prerefunded @ 10/01/08) (AMBAC
           Insd)......................................   *      10/01/26       4,284,267
  3,000    Escambia Cnty, FL Hlth Fac Auth Hlth Fac
           Rev FL Hlthcare Fac Ln (AMBAC Insd)........ 5.950    07/01/20       3,293,850
  2,385    Florida St Brd Ed Cap Outlay Pub Ed Ser A
           Rfdg (FGIC Insd)........................... 4.500    06/01/23       2,171,185
  2,500    Florida St Brd Ed Cap Outlay Pub Ed Ser C
           (FGIC Insd)................................ 5.750    06/01/29       2,634,525

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           FLORIDA (CONTINUED)
$ 1,000    Florida St Brd Ed Lottery Rev Ser A (FGIC
           Insd)...................................... 6.000%   07/01/14   $   1,119,760
  1,400    Florida St Dept Corrections Ctf Part
           Okeechobee Correctional (AMBAC Insd)....... 6.250    03/01/15       1,517,852
  4,250    FSU Fin Assist Inc FL Ed (AMBAC Insd)...... 5.000    10/01/31       4,027,597
  2,000    Gulf Breeze, FL Rev Loc Govt Ln E (FGIC
           Insd)...................................... 5.150    12/01/20       2,134,960
  1,200    Gulf Breeze, FL Rev Loc Govt Ln E Tender
           (FGIC Insd)................................ 5.050    12/01/20       1,234,260
  1,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
           Adventist/Sunbelt Ser A.................... 6.000    11/15/31       1,006,260
  4,550    Hillsborough Cnty, FL Sch Dist (AMBAC
           Insd)...................................... 5.375    10/01/17       4,769,037
  1,000    Hillsborough Cnty, FL Util Jr Lien Rfdg
           (AMBAC Insd)............................... 5.000    08/01/06       1,071,940
  4,000    Jacksonville, FL Cap Impt Rev Stadium Proj
           Rfdg (AMBAC Insd).......................... 4.750    10/01/25       3,750,000
  2,000    Miami Dade Cnty, FL Hlth Fac Miami Children
           Hosp Ser A Rfdg (AMBAC Insd)............... 5.000    08/15/20       1,982,100
  1,980    Miami Dade, FL Sch Brd Ser C (FSA Insd).... 5.500    10/01/13       2,155,171
  2,000    Miami-Dade Cnty, FL Professional Sports
           Franchise Fac Tax Rfdg (MBIA Insd)......... 4.750    10/01/30       1,843,440
  1,000    Polk Cnty, FL Cap Impt Rev Rfdg (FGIC
           Insd)...................................... 4.300    12/01/02       1,014,700
  1,655    Reedy Creek Impt Dist FL Ser A Rfdg (AMBAC
           Insd)...................................... 5.500    06/01/11       1,823,280
  3,465    Reedy Creek Impt Dist FL Ser C (AMBAC
           Insd)...................................... 4.750    06/01/15       3,485,409
  1,210    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
           Insd)...................................... 5.500    07/01/14       1,313,286
  1,000    Tallahassee, FL Lease Rev FL St Univ Proj
           Ser A (MBIA Insd).......................... 5.500    08/01/17       1,058,240
  1,325    Tampa Bay, FL Wtr Util Sys Rev Ser B (FGIC
           Insd)...................................... 4.750    10/01/27       1,232,555
  1,250    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
           Ser A...................................... 5.750    07/01/19       1,268,112
  2,880    Tampa, FL Occupational License Ser A Rfdg
           (FGIC Insd)................................ 5.375    10/01/15       3,076,531
                                                                           -------------
                                                                              53,268,317
                                                                           -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           GEORGIA  1.9%
$ 1,500    George L Smith II GA Wrld Congress Cent
           Auth Rev Domed Stadium Proj Rfdg (MBIA
           Insd)...................................... 5.500%   07/01/20   $   1,527,450
  5,660    Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA
           Insd)...................................... 6.500    01/01/17       6,700,761
    240    Georgia Muni Elec Auth Pwr Rev Ser Y
           (Escrowed to Maturity) (MBIA Insd)......... 6.500    01/01/17         285,823
                                                                           -------------
                                                                               8,514,034
                                                                           -------------
           HAWAII  0.3%
  1,385    Honolulu, HI City & Cnty Ser B (FGIC
           Insd)...................................... 5.500    10/01/11       1,526,658
                                                                           -------------

           ILLINOIS  17.2%
  1,395    Bolingbrook, IL Cap Apprec Ser C Rfdg (MBIA
           Insd)......................................   *      01/01/23         434,738
  2,000    Chicago, IL Brd of Ed (FGIC Insd).......... 5.500    12/01/31       2,025,140
  2,000    Chicago, IL Brd of Ed Chicago Sch Reform
           (AMBAC Insd)............................... 5.750    12/01/20       2,102,000
  4,865    Chicago, IL Cap Apprec (Prerefunded @
           07/01/05) (AMBAC Insd).....................   *      07/01/16       2,190,953
  2,500    Chicago, IL Lakefront Millennium Pkg Facs
           (MBIA Insd)................................ 5.125    01/01/28       2,428,575
  7,000    Chicago, IL O'Hare Intl Arpt Rev Genl Arpt
           Second Lien Ser A Rfdg (MBIA Insd)......... 6.375    01/01/12       7,618,940
  2,000    Chicago, IL O'Hare Intl Arpt Rev Second
           Lien Passenger Fac Ser B (AMBAC Insd)...... 5.500    01/01/17       2,089,040
  1,000    Chicago, IL O'Hare Intl Arpt Rev Second
           Lien Passenger Fac Ser B (AMBAC Insd)...... 5.000    01/01/26         953,900
  3,000    Chicago, IL Park Dist Ser D (FGIC Insd).... 5.000    01/01/29       2,849,490
  4,500    Chicago, IL Proj Ser A Rfdg (MBIA Insd).... 5.000    01/01/31       4,254,345
  2,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd).... 5.500    01/01/38       2,021,500
  2,000    Chicago, IL Wastewtr Transmission Rev
           Second Lien (MBIA Insd).................... 5.750    01/01/25       2,092,160
  1,000    Chicago, IL Wastewtr Transmission Rev
           Second Lien (Prerefunded @ 01/01/10) (MBIA
           Insd)...................................... 6.000    01/01/30       1,140,780
  4,000    Chicago, IL Wtr Rev Sr Lien (AMBAC Insd)... 5.000    11/01/31       3,779,280
  2,870    Cook Cnty, IL Cap Impt Ser A (FGIC Insd)... 5.000    11/15/28       2,727,619
  3,500    DuPage Cnty, IL Fst Presv Dist.............   *      11/01/10       2,391,410
  2,545    DuPage Cnty, IL Trans Rev (FSA Insd)....... 5.750    01/01/15       2,758,805
  3,995    East Peoria, IL Ser C Rfdg................. 7.000    05/01/17       4,208,133

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           ILLINOIS (CONTINUED)
$ 1,310    Elgin, IL Ser B Rfdg....................... 5.750%   12/15/13   $   1,470,147
  1,600    Grundy, Kendall & Will Cntys (AMBAC
           Insd)...................................... 5.500    05/01/15       1,698,512
  1,250    Illinois Dev Fin Auth Rev Bradley Univ Proj
           (AMBAC Insd)............................... 5.375    08/01/24       1,259,837
  1,475    Illinois Dev Fin Auth Rev Loc Govt Pgm
           Geneva Cmnty 304 B (FSA Insd).............. 5.750    01/01/15       1,593,398
  1,145    Illinois Dev Fin Auth Rev Loc Govt Pgm
           Geneva Cmnty 304 B (FSA Insd).............. 5.750    01/01/17       1,223,410
  3,285    Illinois Dev Fin Auth Rev Presbyterian Home
           Lake Proj Ser B (FSA Insd)................. 6.300    09/01/22       3,487,422
  2,000    Illinois Edl Fac Auth Rev Lewis Univ....... 6.100    10/01/16       1,990,980
  1,250    Illinois Hlth Fac Auth Rev Evangelical Hosp
           Ser C (FSA Insd)........................... 6.750    04/15/17       1,282,925
    700    Illinois Hlth Fac Auth Rev Highland Park
           Hosp Proj Ser A (Prerefunded @ 10/01/07)
           (MBIA Insd)................................ 5.750    10/01/17         790,013
  1,000    Illinois Hlth Fac Auth Rev Midwest
           Physician Grp Ltd Rfdg..................... 5.500    11/15/19         820,920
  2,000    Illinois Hlth Fac Auth Rev OSF Hlthcare Sys
           Rfdg....................................... 6.000    11/15/10       2,073,140
  2,275    Illinois Hlth Fac Auth Rev South Suburban
           Hosp (Escrowed to Maturity)................ 7.000    02/15/18       2,745,220
    100    Illinois Hlth Facs Auth Rev Loyola Univ
           Hlth Sys Ser A............................. 6.125    07/01/31          99,922
  1,000    Illinois St (FGIC Insd).................... 5.250    12/01/20       1,007,410
  2,000    Illinois St First Ser (FGIC Insd).......... 5.375    11/01/14       2,130,120
  8,845    Metropolitan Pier & Expo Auth IL Dedicated
           St Tax Rev McCormick Pl Expansion Ser A
           (FGIC Insd)................................   *      06/15/16       4,236,490
    250    Metropolitan Pier & Expo Auth IL Dedicated
           St Tax Rev McCormick Pl Expansion Proj
           (FGIC Insd)................................ 5.375    12/15/18         257,560
  1,005    Naperville, IL Ser A....................... 5.000    12/01/10       1,073,250
  1,105    Saint Clair Cnty, IL Pub Bldg Comm Bldg Rev
           Cap Apprec Ser B (FGIC Insd)...............   *      12/01/15         554,522
  1,000    Southern IL Univ Rev Cap Apprec Hsg & Aux
           (MBIA Insd)................................   *      04/01/29         217,400
                                                                           -------------
                                                                              78,079,406
                                                                           -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           INDIANA  3.2%
$ 1,000    Indiana Hlth Fac Fin Auth Rev Hlth Sys
           Sisters St Francis......................... 5.500%   11/01/31   $     989,200
  2,000    Indiana Transn Fin Auth Toll Rd Lease Rev
           Rfdg (AMBAC Insd).......................... 5.375    07/01/09       2,146,840
  4,500    Indianapolis, IN Arpt Auth Rev Spl Fac Fed
           Express Corp Proj.......................... 7.100    01/15/17       4,737,240
  1,935    Logansport, IN Sch Bldg Corp First Mtg
           (FGIC Insd)................................ 5.500    07/15/13       2,087,749
  1,000    Marion Cnty, IN Convention & Rec Fac Auth
           Excise Tax Rev (MBIA Insd).................   *      06/01/14         548,590
  1,280    North Adams, IN Cmnty Schs Renovation Bldg
           Corp Cap Apprec First Mtg (FSA Insd).......   *      01/15/19         517,018
  1,200    North Admas, IN Cmnty Schs Renovation Bldg
           Corp Cap Apprec First Mtg (FSA Insd).......   *      07/15/15         613,056
  1,500    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
           Conv....................................... 5.950    12/01/29       1,389,300
  1,605    Richland Beanblossom, IN Sch First Mtg
           (FGIC Insd)................................ 5.500    07/15/12       1,743,078
                                                                           -------------
                                                                              14,772,071
                                                                           -------------
           IOWA  1.4%
  1,685    Des Moines, IA Pub Pkg Sys Ser A (FGIC
           Insd)...................................... 5.750    06/01/15       1,815,133
  1,785    Des Moines, IA Pub Pkg Sys Ser A (FGIC
           Insd)...................................... 5.750    06/01/16       1,912,895
  2,375    Iowa Student Ln Liquidity Corp Student Ln
           Rev Sub Ser I.............................. 6.950    03/01/06       2,427,939
                                                                           -------------
                                                                               6,155,967
                                                                           -------------
           KANSAS  0.5%
  1,975    Sedgwick Cnty, KS Uni Sch Dist No 259
           Wichita (MBIA Insd)........................ 6.000    09/01/09       2,242,000
                                                                           -------------

           KENTUCKY  2.6%
  1,000    Kenton Cnty, KY Arpt Brd Rev Cincinnati/
           Northn KY Intl Arpt Ser A Rfdg (MBIA
           Insd)...................................... 6.200    03/01/08       1,103,970
  1,500    Kenton Cnty, KY Arpt Brd Rev Cincinnati/
           Northn KY Intl Arpt Ser A Rfdg (MBIA
           Insd)...................................... 6.250    03/01/09       1,665,465
  1,260    Kentucky Hsg Corp Hsg Rev Ser B............ 6.250    07/01/28       1,311,017
  1,500    Kentucky St Ppty & Bldg Proj No 69 Ser A... 5.000    08/01/05       1,594,740
  1,000    Kentucky St Tpk Auth Econ Dev
           Revitalization Proj Rfdg (FSA Insd)........ 5.625    07/01/14       1,082,570

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           KENTUCKY (CONTINUED)
$ 2,450    Louisville & Jefferson Cnty, KY Swr Ser A
           (MBIA Insd)................................ 5.500%   05/15/16   $   2,623,778
  2,550    Louisville & Jefferson Cnty, KY Swr Ser A
           (FGIC Insd)................................ 5.000    05/15/30       2,447,872
                                                                           -------------
                                                                              11,829,412
                                                                           -------------
           LOUISIANA  0.5%
  2,000    Louisiana St Ser A (FGIC Insd)............. 5.500    11/15/03       2,100,740
                                                                           -------------

           MAINE  0.6%
  2,650    Maine Muni Bank Ser A Rfdg (MBIA Insd)..... 5.800    11/01/20       2,739,437
                                                                           -------------

           MARYLAND  1.0%
  1,000    Maryland St Econ Dev Corp Student Hsg Rev
           Collegiate Hsg Foundation Salisbury Ser
           A.......................................... 6.000    06/01/30       1,014,060
  3,750    Maryland St Trans Auth Arpt Baltimore/
           Washington Intl Arpt B (AMBAC Insd)........ 5.125    03/01/24       3,701,212
                                                                           -------------
                                                                               4,715,272
                                                                           -------------
           MASSACHUSETTS  3.0%
  2,000    Massachusetts Muni Whsl Elec Co Nuclear
           Proj 5 (MBIA Insd)......................... 5.250    07/01/13       2,125,000
  2,625    Massachusetts Muni Whsl Elec Co Pwr Supply
           Sys Rev Ser A (Prerefunded @ 07/01/04)
           (AMBAC Insd)............................... 5.000    07/01/14       2,815,575
  1,500    Massachusetts St Fed Hwy Grant Antic Nt Ser
           A.......................................... 5.750    06/15/14       1,640,010
  1,000    Massachusetts St Hlth & Ed Fac Auth Rev
           Partn Hlthcare Sys Ser C................... 5.750    07/01/32       1,007,950
    500    Massachusetts St Hlth & Edl Hlthcare Sys
           Covenant Hlth.............................. 6.000    07/01/31         500,365
  2,410    Massachusetts St Hsg Fin Agy Residential
           Dev Ser C (FNMA Collateralized)............ 6.875    11/15/11       2,463,743
  1,000    Massachusetts St Indl Fin Agy Rev Wentworth
           Institute Tech............................. 5.650    10/01/18         996,770
  2,000    Pittsfield, MA (MBIA Insd)................. 5.125    04/15/22       2,003,500
                                                                           -------------
                                                                              13,552,913
                                                                           -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           MICHIGAN  4.3%
$ 3,000    Detroit, MI Downtown Dev Auth Tax Increment
           Rev Dev Area No 1 Proj Ser A Rfdg (MBIA
           Insd)...................................... 4.750%   07/01/25   $   2,764,200
  3,015    Detroit, MI Downtown Dev Auth Tax Increment
           Rev Ser C1.................................   *      07/01/17       1,302,540
  3,050    Detroit, MI Downtown Dev Auth Tax Increment
           Rev Ser C1.................................   *      07/01/18       1,233,084
  3,050    Detroit, MI Downtown Dev Auth Tax Increment
           Rev Ser C1.................................   *      07/01/19       1,152,381
  3,050    Detroit, MI Downtown Dev Auth Tax Increment
           Rev Ser C1.................................   *      07/01/22         943,975
  3,050    Detroit, MI Downtown Dev Auth Tax Increment
           Rev Ser C1.................................   *      07/01/23         887,001
  3,050    Detroit, MI Downtown Dev Auth Tax Increment
           Rev Ser C1.................................   *      07/01/24         833,138
  3,500    Grand Rapids, MI Downtown Dev Cap Apprec
           (MBIA Insd)................................   *      06/01/15       1,820,000
  2,765    Grand Rapids, MI Downtown Dev Cap Apprec
           (MBIA Insd)................................   *      06/01/16       1,345,366
  1,000    Grand Rapids, MI Wtr Supply Sys Rfdg (FGIC
           Insd)...................................... 5.750    01/01/13       1,099,010
  1,400    Hillsdale, MI Hosp Fin Auth Hosp Rev
           Hillsdale Cmnty Hlth Cent.................. 5.250    05/15/26       1,156,218
  2,850    Michigan St Hosp Fin Auth Rev Ascension
           Hlth Credit Ser A (MBIA Insd).............. 5.750    11/15/18       2,944,021
  1,000    Michigan St Strategic Fd Detroit Edison
           Pollutn Ctl Ser B Rfdg..................... 5.650    09/01/29         982,560
  1,000    Wayne Charter Cnty, MI Arpt Rev Detroit Met
           Wayne Cnty Ser A (MBIA Insd)............... 5.000    12/01/22         958,400
                                                                           -------------
                                                                              19,421,894
                                                                           -------------
           MINNESOTA  1.7%
  5,000    Minneapolis & Saint Paul, MN Metro Arpts
           Comm Arpt Rev Ser A (FGIC Insd)............ 5.125    01/01/31       4,918,450
  2,800    Minnesota Agriculture & Econ Dev Brd Rev
           Hlthcare Sys Fairview Hosp Ser A (MBIA
           Insd)...................................... 5.750    11/15/26       2,890,580
                                                                           -------------
                                                                               7,809,030
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           MISSISSIPPI  1.6%
$ 1,000    Gulfport, MS Hosp Fac Rev Mem Hosp at
           Gulfport Proj A............................ 5.750%   07/01/31   $     988,750
  3,000    Medical Cent Edl Bldg Corp MS Rev Univ MS
           Med Cent Proj (Prerefunded @ 12/01/04)
           (MBIA Insd)................................ 5.900    12/01/23       3,313,140
  3,250    Mississippi Business Fin Corp MS Pollutn
           Ctl Rev Sys Energy Res Inc Proj............ 5.875    04/01/22       3,117,400
                                                                           -------------
                                                                               7,419,290
                                                                           -------------
           MISSOURI  1.2%
  1,625    Jefferson Cnty, MO Reorg Sch Dist No R-6
           (FGIC Insd)................................ 5.625    03/01/20       1,703,471
  1,500    Kansas City, MO Met Cmnty Impt Leasehold Jr
           College Rfdg (FGIC Insd)................... 5.500    07/01/17       1,576,470
  1,000    Missouri St Hwys & Trans Ser A............. 5.125    02/01/17       1,027,830
  1,000    Saint Louis, MO Arpt Rev................... 6.250    01/01/03       1,017,140
                                                                           -------------
                                                                               5,324,911
                                                                           -------------
           NEBRASKA  0.7%
  1,190    Dodge Cnty, NE Sch Dist No 001 Freemont
           (FSA Insd)................................. 5.750    12/15/13       1,310,928
  2,000    Omaha Convention Hotel Corp Convention Ctr
           Ser A (AMBAC Insd)......................... 5.125    04/01/32       1,968,320
                                                                           -------------
                                                                               3,279,248
                                                                           -------------
           NEW HAMPSHIRE  0.5%
  1,000    New Hampshire Hlth & Ed Fac Auth Rev
           Derryfield Sch............................. 7.000    07/01/30       1,031,780
  1,000    New Hampshire St Bus Fin Auth Wtr Fac Rev
           Pennichuck Wtrwks Inc (AMBAC Insd)......... 6.300    05/01/22       1,066,620
                                                                           -------------
                                                                               2,098,400
                                                                           -------------
           NEW JERSEY  7.8%
  1,500    New Jersey Econ Dev Auth Rev Trans Proj
           Sublease Ser A (FSA Insd).................. 5.250    05/01/17       1,542,885
 25,000    New Jersey Econ Dev Auth St Contract Econ
           Recovery (MBIA Insd)....................... 5.900    03/15/21      27,972,000
  2,000    New Jersey Hlthcare Fac Fin Auth Rev Genl
           Hosp Cent at Passaic (Escrowed to Maturity)
           (FSA Insd)................................. 6.000    07/01/06       2,223,880

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           NEW JERSEY (CONTINUED)
$ 1,000    New Jersey St Tpk Auth Tpk Rev Ser A (MBIA
           Insd)...................................... 6.000%   01/01/11   $   1,137,000
  2,385    New Jersey St Tran Corp Ctfs Fed Tran Admin
           Grants Ser A (AMBAC Insd).................. 5.750    09/15/11       2,629,152
                                                                           -------------
                                                                              35,504,917
                                                                           -------------
           NEW YORK  27.1%
  1,500    Long Island Pwr Auth NY Elec Sys Rev Gen
           Ser A (MBIA Insd).......................... 5.500    12/01/29       1,519,365
  3,000    Metropolitan Trans Auth NY Commuter Fac Rev
           Ser A (MBIA Insd).......................... 5.625    07/01/27       3,129,000
 12,155    Metropolitan Trans Auth NY Svc Contract
           Commuter Fac Ser 5......................... 6.500    07/01/16      12,441,736
  2,000    Metropolitan Trans Auth NY Tran Fac Rev Svc
           Contract Ser R............................. 5.500    07/01/17       2,110,140
  2,000    Nassau Cnty, NY Interim Fin Auth Sales Tax
           Secured Ser A.............................. 5.750    11/15/13       2,200,180
  5,000    New York City Muni Wtr Fin Auth Wtr & Swr
           Sys Rev Ser A (FGIC Insd).................. 4.750    06/15/31       4,576,650
  3,345    New York City Ser A........................ 6.500    08/01/14       3,428,190
  2,500    New York City Ser A Rfdg................... 7.000    08/01/05       2,783,900
  3,000    New York City Ser A Rfdg................... 7.000    08/01/06       3,405,360
  2,355    New York City Ser C........................ 6.500    08/01/04       2,416,395
  8,500    New York City Ser C Sub Ser C1 (Prerefunded
           @ 08/01/02)................................ 7.500    08/01/19       8,755,425
  1,850    New York City Ser G........................ 5.875    10/15/14       1,962,850
  1,000    New York City Ser H........................ 5.750    03/15/13       1,081,660
  5,000    New York City Ser I........................ 6.000    04/15/12       5,454,900
 10,000    New York City Tran Auth Tran Fac Livingston
           Plaza Proj Rfdg (FSA Insd)................. 5.400    01/01/18      10,671,900
  2,500    New York St Dorm Auth Lease Rev Muni Hlth
           Fac Impt Pgm Ser A (FSA Insd).............. 5.500    05/15/25       2,551,800
  1,250    New York St Dorm Auth Lease Rev St Univ
           Dorm Fac Ser C (MBIA Insd)................. 5.500    07/01/29       1,284,775
 13,500    New York St Dorm Auth Rev City Univ Sys Ser
           C.......................................... 7.500    07/01/10      15,961,185
  2,000    New York St Dorm Auth Rev Court Fac Lease
           Ser A...................................... 5.375    05/15/16       2,061,820
  3,000    New York St Dorm Auth Rev St Univ Ed Fac
           (FGIC Insd)................................ 5.750    05/15/24       3,189,090
  2,000    New York St Dorm Auth Rev St Univ Ed Fac
           1989 Res (MBIA Insd)....................... 6.000    05/15/16       2,229,540

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           NEW YORK (CONTINUED)
$ 2,650    New York St Dorm Auth Rev St Univ Ed Fac
           Ser A (MBIA Insd).......................... 4.750%   05/15/25   $   2,482,440
  2,330    New York St Dorm Auth Rev St Univ Ed Fac
           Ser B...................................... 5.250    05/15/10       2,514,419
  2,840    New York St Loc Govt Assistance Corp Ser E
           Rfdg....................................... 6.000    04/01/14       3,253,618
  3,000    New York St Med Care Fac Fin Agy Rev NY
           Hosp Mtg Ser A (Prerefunded @ 02/15/05)
           (AMBAC Insd)............................... 6.750    08/15/14       3,395,820
  5,875    New York St Med Care Fac Fin Agy Rev Saint
           Peter's Hosp Proj Ser A (AMBAC Insd)....... 5.375    11/01/20       5,934,631
  2,500    New York St Mtg Agy Rev Homeowner Mtg Ser
           54 Rfdg.................................... 6.200    10/01/26       2,612,900
  1,500    New York St Urban Dev Corp Rev Proj Cent
           for Indl Innovation Rfdg................... 5.500    01/01/13       1,647,915
  3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj
           JFK Intl Arpt Terminal 6 (MBIA Insd)....... 5.750    12/01/22       3,131,790
  3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj
           JFK Intl Arpt Terminal 6 (MBIA Insd)....... 5.750    12/01/25       3,094,350
  2,150    Triborough Brdg &Tunl Auth Gen Purp Ser
           A.......................................... 5.000    01/01/27       2,077,416
                                                                           -------------
                                                                             123,361,160
                                                                           -------------
           NORTH CAROLINA  5.3%
    800    New Hanover Cnty, NC Hosp Rev New Hanover
           Regl Med Cent Proj (AMBAC Insd)............ 4.750    10/01/23         746,448
  1,000    North Carolina Eastern Muni Pwr Agy Pwr Sys
           Rev Ser D.................................. 6.750    01/01/26       1,057,980
 15,000    North Carolina Muni Pwr Agy No 1 Catawba
           Elec Rev Rfdg (MBIA Insd) (b).............. 6.000    01/01/12      16,980,000
  5,150    North Carolina Muni Pwr Agy No 1 Catawba
           Elec Rev Rfdg (FSA Insd)................... 6.200    01/01/18       5,365,630
                                                                           -------------
                                                                              24,150,058
                                                                           -------------
           NORTH DAKOTA  0.5%
  2,265    North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm
           Home Mtg Fin Ser B (MBIA Insd)............. 5.500    07/01/29       2,214,830
                                                                           -------------

           OHIO  3.2%
  1,130    Akron, OH Rfdg (MBIA Insd)................. 5.500    12/01/15       1,212,151
  1,400    Bowling Green St Univ OH Gen Rcpt (FGIC
           Insd)...................................... 5.750    06/01/12       1,552,852
  1,550    Cleveland, OH City Sch Dist Rev Antic Nts
           (AMBAC Insd)............................... 6.000    06/01/04       1,661,042

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           OHIO (CONTINUED)
$ 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
           Proj....................................... 7.500%   01/01/30   $   1,080,820
  1,000    Delaware Cnty, OH Cap Fac.................. 6.000    12/01/25       1,085,460
  1,000    Hamilton Cnty, OH Sales Tax Hamilton Cnty
           Football Proj Ser A (MBIA Insd)............ 4.750    12/01/27         929,080
  1,250    Montgomery Cnty, OH Hosp Rev Grandview Hosp
           & Med Cent Hosp Rfdg (Escrowed to
           Maturity).................................. 5.250    12/01/03       1,307,188
  1,000    Ohio St Air Quality Dev Auth Rev JMG
           Funding Ltd Partn Proj Rfdg (AMBAC Insd)... 6.375    04/01/29       1,084,080
  1,000    Ohio St Com Sch Cap Fac Ser B.............. 5.000    09/15/03       1,039,670
  1,500    Ohio St Com Sch Cap Fac Ser B.............. 5.000    09/15/04       1,586,550
  1,840    Pickerington, OH Loc Sch Dist Cap Apprec
           Sch Fac Contr (FGIC Insd)..................   *      12/01/12       1,119,879
  1,000    University Cincinnati OH Gen Ser A (FGIC
           Insd)...................................... 5.500    06/01/09       1,099,170
                                                                           -------------
                                                                              14,757,942
                                                                           -------------
           OKLAHOMA  1.3%
  1,500    Jenks, OK Aquarium Auth Rev First Mtg (MBIA
           Insd)...................................... 6.100    07/01/30       1,621,335
  1,575    Oklahoma City, OK Arpt Trust Jr Lien 27th
           Ser B (FSA Insd)........................... 5.750    07/01/16       1,654,931
  2,250    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
           (AMBAC Insd)............................... 6.250    11/01/22       2,478,308
                                                                           -------------
                                                                               5,754,574
                                                                           -------------
           OREGON  2.6%
  3,000    Oregon St Dept Admin Ser C Rfdg (MBIA
           Insd)...................................... 5.250    11/01/17       3,100,230
  2,545    Oregon St Veterans Welfare Ser 76A......... 6.050    10/01/28       2,650,490
  1,190    Portland, OR Cmnty College Dist Ser B...... 5.250    06/01/12       1,281,202
  1,985    Portland, OR Urban Renewal & Redev Downtown
           Wtrfront Ser A (AMBAC Insd)................ 5.750    06/15/16       2,156,822
  2,500    Washington Multnomah & Yamhill (MBIA
           Insd)...................................... 5.000    06/01/13       2,614,100
                                                                           -------------
                                                                              11,802,844
                                                                           -------------
           PENNSYLVANIA  12.0%
  1,500    Allegheny Cnty, PA Ctf Part (AMBAC Insd)... 5.000    12/01/28       1,435,545
  1,250    Allegheny Cnty, PA San Auth Swr Rev (MBIA
           Insd)...................................... 5.750    12/01/16       1,360,813
  4,680    Erie, PA Sch Dist Cap Apprec Rfdg (FSA
           Insd)......................................   *      09/01/19       1,848,085

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 4,000    Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med
           Rfdg (FHA Gtd)............................. 7.000%   08/01/22   $   4,285,200
  1,905    Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
           Insd)......................................   *      09/15/16         909,485
  1,710    Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
           Insd)......................................   *      03/15/19         692,396
  1,385    Harrisburg, PA Cap Apprec Ser F Rfdg (AMBAC
           Insd)......................................   *      09/15/19         545,981
  1,000    Lycoming Cnty, PA Auth College Rev PA
           College of Technology (AMBAC Insd)......... 5.350    07/01/26       1,009,940
  1,500    Penn Cambria Sch Dist PA Cap Apprec (FGIC
           Insd)......................................   *      08/15/20         555,300
     60    Penn Hills, PA (Prerefunded @ 12/01/07)
           (FGIC Insd)................................ 5.900    12/01/17          67,435
  1,000    Pennsylvania St Higher Edl Fac Auth College
           & Univ Rev Bryn Mawr College (MBIA Insd)... 5.625    12/01/27       1,029,770
  4,650    Pennsylvania St Tpk Comn Oil Franchise Tax
           Sub Ser B (AMBAC Insd)..................... 4.750    12/01/27       4,282,790
  5,500    Philadelphia, PA (FSA Insd)................ 5.000    03/15/28       5,280,000
  1,500    Philadelphia, PA Auth for Indl Ser B (FSA
           Insd)...................................... 5.125    10/01/26       1,473,285
  1,000    Philadelphia, PA Auth Indl Dev Philadelphia
           Arpt Sys Proj Ser A (FGIC Insd)............ 5.125    07/01/19         987,570
  6,000    Philadelphia, PA Gas Wk Rev Ser 14 Rfdg
           (FSA Insd)................................. 6.250    07/01/08       6,384,180
  1,500    Philadelphia, PA Auth Indl Dev Philadelphia
           Arpt Sys Proj Ser A (FGIC Insd)............ 5.000    07/01/23       1,434,765
  1,400    Philadelphia, PA Sch Dist Ser A (FSA
           Insd)...................................... 5.750    02/01/12       1,549,366
 10,000    Pittsburgh & Allegheny Cnty, PA Pub Aud
           Hotel Room (AMBAC Insd).................... 4.500    02/01/29       8,739,600
  3,000    Pittsburgh & Allegheny Cnty, PA Pub Aud
           Regl Asset Dist Sales Tax (AMBAC Insd)..... 5.000    02/01/29       2,890,530
  1,500    Pittsburgh, PA Ser A (Prerefunded @
           09/01/09) (FGIC Insd)...................... 5.750    09/01/23       1,682,085
  1,005    Southeast Delco Sch Dist PA Cap Apprec
           (MBIA Insd)................................   *      02/01/17         463,998
  3,650    Southeastern, PA Trans Auth PA Spl Rev Ser
           A (FGIC Insd).............................. 4.750    03/01/24       3,411,984

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           PENNSYLVANIA (CONTINUED)
$ 1,125    Southeastern, PA Trans Auth PA Spl Rev Ser
           A (FGIC Insd).............................. 4.750%   03/01/29   $   1,030,095
  1,250    Spring Ford Area Sch Dist PA (FGIC Insd)... 4.750    03/01/25       1,163,388
                                                                           -------------
                                                                              54,513,586
                                                                           -------------
           SOUTH CAROLINA  1.5%
  2,375    Berkeley Cnty, SC Sch Dist Ctfs Part
           Berkeley Sch Facs Grp Inc (MBIA Insd)...... 5.250    02/01/16       2,428,366
  2,700    Charleston Cnty, SC Solid Waste (MBIA
           Insd)...................................... 6.000    01/01/14       2,876,391
  1,500    Lancaster Cnty, SC Sch Dist (FSA Insd)..... 4.750    03/01/19       1,448,445
                                                                           -------------
                                                                               6,753,202
                                                                           -------------
           SOUTH DAKOTA  0.8%
  1,375    Deadwood, SD Ctf Part (ACA Insd)........... 6.375    11/01/20       1,445,139
  1,000    South Dakota St Hlth & Ed Fac Auth Rev
           Childrens Care Hosp Rfdg................... 6.125    11/01/29       1,023,850
  1,000    South Dakota St Hlth & Ed Fac Auth
           Vocational Ed Pgm Ser A (AMBAC Insd)....... 5.400    08/01/13       1,048,230
                                                                           -------------
                                                                               3,517,219
                                                                           -------------
           TENNESSEE  1.7%
  1,500    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
           First Mtg Mtn States Rfdg (MBIA Insd)...... 7.500    07/01/25       1,822,515
  5,500    Montgomery Cnty, TN Pub Impt & Rfdg (FGIC
           Insd)...................................... 5.500    05/01/16       5,877,355
                                                                           -------------
                                                                               7,699,870
                                                                           -------------
           TEXAS  11.0%
  4,540    Alliance Arpt Auth Inc TX Spl Fac Rev
           American Airl Inc Proj..................... 7.500    12/01/29       4,231,462
  2,685    Beaumont, TX Wtrwks & Swr Sys (FGIC
           Insd)...................................... 6.250    09/01/15       3,019,336
  1,250    Brazos River Auth TX Pollutn Adj TXU Elec
           Co Proj Ser C Rfdg......................... 5.750    05/01/36       1,265,225
  1,275    Cameron Cnty, TX Ctf Oblig (AMBAC Insd).... 5.750    02/15/13       1,385,224
  3,000    Dallas Cnty, TX Util & Reclamation Dist Ser
           B Rfdg (AMBAC Insd)........................ 5.875    02/15/29       3,109,650
  2,000    Dallas, TX Wtrwks & Swr Sys Rev Rfdg....... 5.750    10/01/17       2,140,960
  4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser
           A (FGIC Insd).............................. 5.750    11/01/30       4,076,800
  4,000    Dallas-Fort Worth, TX Intl Rfdg & Impt Jt
           Ser A (FGIC Insd).......................... 5.500    11/01/31       3,968,240
  1,000    Houston, TX Arpt Sys Rev Sub Lien Ser A
           (FSA Insd)................................. 5.625    07/01/30       1,009,030

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           TEXAS (CONTINUED)
$ 3,000    Houston, TX Hotel Occupancy Tax & Spl Rev
           Convention & Entmt Ser B (AMBAC Insd)...... 5.750%   09/01/15   $   3,248,610
  1,500    Houston, TX Public Impt Rfdg (FSA Insd).... 5.750    03/01/15       1,620,915
  1,925    Houston, TX Wtr & Swr Sys Rev Jr Lien Ser C
           (FGIC Insd)................................ 5.375    12/01/27       1,931,199
  1,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
           Jones Mem Hosp Proj........................ 7.250    01/01/31       1,557,375
  2,000    North Cent TX Hlth Fac Dev Hosp Baylor
           Hlthcare Sys Proj Ser A.................... 5.125    05/15/29       1,882,980
  4,000    North Cent TX Hlth Fac Dev Hosp Childrens
           Med Ctr Dallas (AMBAC Insd) (a)............ 5.250    08/15/32       3,900,760
  4,000    Round Rock, TX Indpt Sch Dist (PSF Gtd).... 4.500    08/01/19       3,681,200
  2,500    Texas St Pub Fin Auth Ser A Rfdg........... 5.250    10/01/07       2,712,275
  2,750    Texas St Vets Housing Assistance Pgm Vet
           Ser B (FHA Gtd)............................ 6.100    06/01/31       2,861,953
  2,300    University of TX Univ Rev Fin Sys Ser C.... 5.375    08/15/19       2,364,147
                                                                           -------------
                                                                              49,967,341
                                                                           -------------
           UTAH  0.6%
  2,500    Murray City, UT Hosp Rev Inc Hlth Svc Inc
           Rfdg (MBIA Insd)........................... 4.750    05/15/20       2,326,350
    355    Utah St Hsg Fin Agy Single Family Mtg
           Mezzanine Issue H1 (AMBAC Insd)............ 6.000    07/01/12         376,041
                                                                           -------------
                                                                               2,702,391
                                                                           -------------
           VIRGINIA  0.5%
  1,320    Fairfax Cnty, VA Ctf Part.................. 5.300    04/15/23       1,307,275
  1,000    Henrico Cnty, VA Indl Dev Auth Pub Fac
           Lease Rev Henrico Cnty Regl Jail Proj...... 7.125    08/01/21       1,149,480
                                                                           -------------
                                                                               2,456,755
                                                                           -------------
           WASHINGTON  6.3%
  1,000    Chelan Cnty, WA Pub Util Dist No. 001 Cons
           Rev Chelan Hydro Ser A (MBIA Insd)......... 5.600    01/01/36       1,005,300
  2,500    Energy Northwest, WA Elec Rev Proj No. 3
           Ser A Rfdg (FSA Insd)...................... 5.500    07/01/18       2,599,525
  5,360    Energy Northwest, WA Elec Rev Proj No. 3
           Ser B Rfdg (FSA Insd)...................... 6.000    07/01/16       5,933,788
  1,995    Grant Cnty, WA Pub Util Dist Ser H Rfdg
           (FSA Insd)................................. 5.375    01/01/15       2,096,166
  1,485    Pierce Cnty, WA (AMBAC Insd)............... 5.750    08/01/14       1,611,136
  2,000    Port Seattle, WA Rev Ser A (FGIC Insd)..... 5.000    04/01/31       1,887,680
  1,000    Port Seattle, WA Rev Ser B (MBIA Insd)..... 5.625    02/01/24       1,017,060

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           WASHINGTON (CONTINUED)
$ 1,435    Radford Ct Pptys WA Student Hsg Rev (MBIA
           Insd)...................................... 6.000%   06/01/15   $   1,582,834
  1,585    Radford Ct Pptys WA Student Hsg Rev (MBIA
           Insd)...................................... 6.000    06/01/16       1,742,644
  1,150    Seattle, WA Muni Lt & Pwr Rev.............. 5.250    12/01/08       1,237,711
  1,315    Seattle, WA Muni Lt & Pwr Rev.............. 5.500    12/01/09       1,433,495
  1,410    Seattle, WA Muni Lt & Pwr Rev.............. 5.625    12/01/18       1,469,347
  1,500    Seattle, WA Muni Lt & Pwr Rev Impt & Rfdg
           (FSA Insd)................................. 5.500    03/01/17       1,567,650
  1,350    Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA
           Insd)...................................... 5.750    01/01/15       1,467,450
  1,650    Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA
           Insd)...................................... 5.500    01/01/12       1,803,137
                                                                           -------------
                                                                              28,454,923
                                                                           -------------
           WEST VIRGINIA  0.7%
  3,000    Marshall Cnty, WV Pollutn Ctl Rev OH Pwr Co
           Proj Ser C Rfdg (MBIA Insd)................ 6.850    06/01/22       3,070,440
                                                                           -------------

           WISCONSIN  1.4%
  1,775    De Pere, WI Uni Sch Dist Rfdg (FGIC
           Insd)...................................... 5.000    10/01/13       1,841,776
  1,340    Oconto Falls, WI Pub Sch Dist Ser A Rfdg
           (FSA Insd)................................. 5.750    03/01/15       1,451,274
  2,000    Southeast WI Professional Baseball Pk Dist
           Sales Tax Rev Ser A Rfdg (MBIA Insd)....... 5.500    12/15/20       2,136,500
  1,250    Wisconsin St Hlth & Ed Fac Auth Rev
           Froedert & Cmnty Hlth Oblig................ 5.375    10/01/30       1,170,613
                                                                           -------------
                                                                               6,600,163
                                                                           -------------
           WYOMING  0.3%
    760    Wyoming Cmnty Dev Auth Hsg Rev Ser 2....... 6.350    06/01/29         789,678
    755    Wyoming Cmnty Dev Auth Hsg Rev Ser 4....... 6.550    06/01/28         775,861
                                                                           -------------
                                                                               1,565,539
                                                                           -------------
           GUAM  0.7%
  3,000    Guam Pwr Auth Rev Ser A (AMBAC Insd)....... 5.250    10/01/34       3,010,590
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                                 COUPON   MATURITY       VALUE
           PUERTO RICO  0.5%
$ 1,110    Puerto Rico Comwlth Aqueduct & Swr Auth Rev
           Rfdg....................................... 5.000%   07/01/15   $   1,128,470
  1,110    Puerto Rico Comwlth Ser A Rfdg............. 6.000    07/01/14       1,135,008
                                                                           -------------
                                                                               2,263,478
                                                                           -------------
TOTAL LONG-TERM INVESTMENTS  153.2%
  (Cost $648,699,358)...................................................     696,436,618

SHORT-TERM INVESTMENTS  2.6%
  (Cost $11,700,000)....................................................      11,700,000
                                                                           -------------

TOTAL INVESTMENTS  155.8%
  (Cost $660,399,358)...................................................     708,136,618
OTHER ASSETS IN EXCESS OF LIABILITIES  2.5%.............................      11,499,234
PREFERRED SHARES  (58.3%)...............................................    (265,153,074)
                                                                           -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..........................   $ 454,482,778
                                                                           =============

 * Zero coupon bond

(a) Securities purchased on a when-issued or delayed delivery basis.

(b) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance Inc.
MBIA--Municipal Bond Investors Assurance Corp.
PSF--Public School Fund

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2002 (Unaudited)

ASSETS:
Total Investments (Cost $660,399,358).......................  $708,136,618
Cash........................................................        36,889
Receivables:
  Interest..................................................    11,029,959
  Investments Sold..........................................    10,761,930
Other.......................................................           971
                                                              ------------
    Total Assets............................................   729,966,367
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     9,579,290
  Investment Advisory Fee...................................       352,320
  Administrative Fee........................................       117,440
  Affiliates................................................         7,266
Trustees' Deferred Compensation and Retirement Plans........       191,051
Accrued Expenses............................................        83,148
                                                              ------------
    Total Liabilities.......................................    10,330,515
Preferred Shares............................................   265,153,074
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $454,482,778
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($454,482,778 divided by
  27,013,149 shares outstanding)............................  $      16.82
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 27,013,149 shares issued and
  outstanding)..............................................  $    270,131
Paid in Surplus.............................................   399,318,038
Net Unrealized Appreciation.................................    47,737,260
Accumulated Undistributed Net Investment Income.............     4,868,319
Accumulated Net Realized Gain...............................     2,289,030
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $454,482,778
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 10,600 issued with liquidation preference of
  $25,000 per share)........................................  $265,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $719,482,778
                                                              ============

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 19,668,012
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,142,171
Administrative Fee..........................................       714,057
Preferred Share Maintenance.................................       348,654
Trustees' Fees and Related Expenses.........................        30,970
Legal.......................................................        21,715
Custody.....................................................        20,967
Other.......................................................       172,231
                                                              ------------
    Total Expenses..........................................     3,450,765
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 16,217,247
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  2,359,090
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    63,039,477
  End of the Period.........................................    47,737,260
                                                              ------------
Net Unrealized Depreciation During the Period...............   (15,302,217)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(12,943,127)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (2,702,979)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $    571,141
                                                              ============

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2002     OCTOBER 31, 2001
                                                    ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................   $ 16,217,247        $ 33,862,295
Net Realized Gain..................................      2,359,090           8,033,869
Net Unrealized Appreciation/Depreciation During the
  Period...........................................    (15,302,217)         25,473,333
Distributions to Preferred Shareholders:
  Net Investment Income............................       (832,318)         (8,657,389)
  Net Realized Gain................................     (1,870,661)           (112,595)
                                                      ------------        ------------
Change in Net Assets from Operations...............        571,141          58,599,513

Distributions to Common Shareholders:
  Net Investment Income............................    (13,329,934)        (23,716,504)
  Net Realized Gain................................     (5,764,606)                -0-
                                                      ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................    (18,523,399)         34,883,009

NET ASSETS:
Beginning of the Period............................    473,006,177         438,123,168
                                                      ------------        ------------
End of the Period (Including accumulated
  undistributed net investment income of $4,868,319
  and $2,178,916, respectively)....................   $454,482,778        $473,006,177
                                                      ============        ============

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                    SIX MONTHS
                                                       ENDED
                                                     APRIL 30,     -------------------
                                                     2002 (a)       2001        2000
                                                    ----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD (b).......   $ 17.51      $ 16.22    $  15.63
                                                      -------      -------    --------
  Net Investment Income............................       .60         1.25        1.32
  Net Realized and Unrealized Gain/Loss............      (.49)        1.24         .64
  Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income..........................      (.03)        (.32)       (.40)
    Net Realized Gain..............................      (.07)         -0-         -0-
                                                      -------      -------    --------
Total from Investment Operations...................       .01         2.17        1.56
Less Distributions Paid to Common Shareholders:
    Net Investment Income..........................       .49          .88         .97
    Net Realized Gain..............................       .21          -0-         -0-
                                                      -------      -------    --------
NET ASSET VALUE, END OF THE PERIOD.................   $ 16.82      $ 17.51    $  16.22
                                                      =======      =======    ========
Common Share Market Price at End of the Period.....   $ 14.96      $ 14.94    $13.5625
Total Return (c)...................................     4.93%*      16.85%       6.41%
Net Assets at End of the Period (In millions)......   $ 454.5      $ 473.0    $  438.1
Ratio of Expenses to Average Net Assets Applicable
  to Common Shares (d).............................     1.53%        1.55%       1.68%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (d)...........     7.19%        7.37%       8.44%
Portfolio Turnover.................................       14%*         29%         31%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (d).............................      .97%         .98%       1.03%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (e)...........     6.82%        5.49%       5.86%
SENIOR SECURITIES:
Total Preferred Shares Outstanding.................    10,600       10,600      10,600
Asset Coverage Per Preferred Share (f).............   $67,890      $69,623    $ 66,332
Involuntary Liquidating Preference Per Preferred
  Share............................................   $25,000      $25,000    $ 25,000
Average Market Value Per Preferred Share...........   $25,000      $25,000    $ 25,000

 * Non-Annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AIPCA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the six months ended April 30, 2002 was to increase net investment income per share by $.01; decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .08%. Per share, ratios and supplemental data for periods prior to April 30, 2002 have not been restated to reflect this change in presentation.

(b) Net Asset Value at January 24, 1992, is adjusted for common and preferred share offering costs of $.208 per common share.

(c) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(d) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(e) Ratios reflect the effect of dividend payments to preferred shareholders.

(f) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

                                                                                 JANUARY 24, 1992
                                                                                  (COMMENCEMENT
                                                                                  OF INVESTMENT
YEAR ENDED OCTOBER 31,                                                            OPERATIONS) TO
------------------------------------------------------------------------------     OCTOBER 31,
      1999       1998       1997       1996       1995       1994       1993           1992
-------------------------------------------------------------------------------------------------
    $  17.64   $  17.29   $  16.58   $  16.58   $  15.03   $  17.95   $  15.56       $  14.79
    --------   --------   --------   --------   --------   --------   --------       --------
        1.33       1.35       1.37       1.38       1.42       1.43       1.45           1.01
       (1.94)       .42        .74        .11       1.65      (2.84)      2.42            .55
        (.32)      (.34)      (.35)      (.35)      (.38)      (.30)      (.29)          (.20)
        (.02)      (.02)       -0-        -0-        -0-       (.01)      (.03)           -0-
    --------   --------   --------   --------   --------   --------   --------       --------
        (.95)      1.41       1.76       1.14       2.69      (1.72)      3.55           1.36
         .99       1.00       1.05       1.14       1.14       1.14       1.08            .59
         .07        .06        -0-        -0-        -0-        .06        .08            -0-
    --------   --------   --------   --------   --------   --------   --------       --------
    $  15.63   $  17.64   $  17.29   $  16.58   $  16.58   $  15.03   $  17.95       $  15.56
    ========   ========   ========   ========   ========   ========   ========       ========
    $13.6875   $  17.00   $ 16.125   $ 15.813   $  15.75   $  14.00   $ 17.375       $ 14.875
     -13.97%     12.40%      8.92%      7.84%     21.15%    -13.12%     25.40%          3.08%*
    $  422.2   $  476.6   $  467.0   $  447.8   $  447.9   $  406.1   $  485.0       $  420.2
       1.61%      1.58%      1.60%      1.62%      1.68%      1.63%      1.59%          1.54%
       7.87%      7.73%      8.16%      8.37%      8.96%      8.63%      8.56%          8.37%
         33%        29%        40%        30%        15%        20%        20%            37%*
       1.02%      1.01%      1.01%      1.02%      1.04%      1.03%      1.01%          1.01%
       6.00%      5.80%      6.06%      6.24%      6.55%      6.79%      6.87%          6.71%
      10,600      5,300      5,300      5,300      5,300      5,300      5,300          5,300
    $ 64,827   $139,932   $138,116   $134,491   $134,501   $126,614   $141,509       $129,291
    $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000       $ 50,000
    $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000       $ 50,000

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2002 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Investment Grade Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on January 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2002, the Trust has $9,660,500 of when-issued and delayed purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2002 (Unaudited)

    As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. Prior to November 1, 2001, the Trust did not accrete market discount on fixed income securities. The cumulative effect of this accounting change had no impact on total net assets of the Trust, but resulted in a $634,408 increase in cost of securities and a corresponding $634,408 decrease in net unrealized appreciation based on securities held by the Trust on November 1, 2001.

    The effect of this change for the six months ended April 30, 2002 was to increase net investment income by $172,042; increase net unrealized depreciation by $105,928, and decrease net realized gains by $66,114. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Net realized gains or losses may differ for financial reporting purposes and tax reporting purposes as a result of losses relating to wash sale transactions.

    At April 30, 2002, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $659,728,370
                                                              ============
Gross tax unrealized appreciation...........................  $ 49,620,620
Gross tax unrealized deprecation............................     1,212,372
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 48,408,248
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

F. RECLASSIFICATIONS In accordance with the provisions of EITF D-98, "Classification and Measurement of Redeemable Securities", effective for the current period, the Trust has reclassified its Auction Preferred Shares ("APS") outside of permanent equity in the Net Assets section of the Statement of Assets and Liabilities. In addition, distributions to APS shareholders are now classified as a component of the "Increase in net assets from operations" on the Statement of Operations and the Statements of Changes in Net Assets and as a component of the "Total from

NOTES TO
FINANCIAL STATEMENTS

April 30, 2002 (Unaudited)

investment operations" on the Financial Highlights. Prior year amounts presented have been reclassified to conform to this period's presentation. This change has no impact on the net assets applicable to common shares of the Trust.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of ..05% of the average daily net assets of the Trust. Effective May 15, 2002, this fee was reduced from .20% to .05% of the average daily net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the six months ended April 30, 2002, the Trust recognized expenses of approximately $14,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2002, the Trust recognized expenses of approximately $27,700 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2002 (Unaudited)

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $97,082,012 and $106,419,169, respectively.

4. PREFERRED SHARES

The Trust has outstanding 10,600 Auction Preferred Shares ("APS") in four series. Series A, B, and C contain 3,000 shares each while Series D contains 1,600 shares. Dividends are cumulative and the dividend rate is currently reset through an auction process. The dividend period is 28 days for Series A, B, C and D. The average rate in effect on April 30, 2002 was 1.50%. During the six months ended April 30, 2002, the rates ranged from 1.40% to 3.00%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

       Van Kampen Funds Inc.
        Attn: Closed-End Funds
         2800 Post Oak Blvd.
          Houston, TX 77056

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN TRUST FOR INVESTMENT
GRADE MUNICIPALS

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940 as amended.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
VGM SAR 6/02                                                   Member NASD/SIPC.
                                                                 6134F02-AS-6/02